Popeyes Transaction (Details)			3 Months Ended
	Mar. 30, 2023 USD ($) shares	Mar. 30, 2023 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 30, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Popeyes Transaction
Cash on hand			¥ 223,697		¥ 212,598	¥ 132,127
Fair value of the ordinary shares issued as consideration for asset acquisition			167,151,879
Deferred contingent consideration			65,968,319
Intangible assets, net			130,874,067		¥ 96,018,313	¥ 77,593,680
Popeyes master development agreement
Popeyes Transaction
Term Of Popeyes Master Franchise Right	20 years	20 years
Extension term Of Popeyes Master Franchise Right	10 years	10 years
Share capital
Popeyes Transaction
Fair value of the ordinary shares issued as consideration for asset acquisition	$ 108	¥ 742	742
Additional paid-in capital
Popeyes Transaction
Fair value of the ordinary shares issued as consideration for asset acquisition	$ 38,549,892	¥ 265,554,788	¥ 167,151,137
PLK | Popeyes master development agreement
Popeyes Transaction
Potential PLK forfeiture, Consideration				¥ 0
Potential PLK forfeiture, Number of shares agreed to forfeit | shares	286,664			286,664
Potential PLK forfeiture, Fair value	$ 950,000			¥ 6,544,170
Popeyes China
Popeyes Transaction
Equity interest acquired (in percent)	100.00%			100.00%
Cash on hand	$ 30,000,000			¥ 206,658,000
Number of ordinary shares issued (in shares) | shares	11,466,574	11,466,574
Lock-up period of shares issued and issuable	18 months	18 months
Non-contingent Consideration	$ 38,550,000	¥ 265,555,530
Lock-up period of shares issuable as annual deferred contingent consideration	18 months	18 months
Numerator for calculation of annual deferred contingent consideration, percentage of revenues	3.00%	3.00%
Denominator for calculation of annual deferred contingent consideration, Percentage of VWAP	85.00%	85.00%
Number of trading days considered for calculation of annual deferred contingent consideration		40
Lock-up period of shares issuable as lumpsum deferred contingent consideration	18 months	18 months
Numerator for calculation of lumpsum deferred contingent consideration, amount | $	$ 35,000,000
Denominator for calculation of lumpsum deferred contingent consideration, Percentage of VWAP	85.00%	85.00%
Number of trading days considered for calculation of lumpsum deferred contingent consideration		40
Deferred contingent consideration	$ 9,600,000			66,130,560
Total fair value of the Non-contingent Consideration, the Deferred Contingent Consideration less Potential PLK forfeiture feature	47,200,000	¥ 325,141,920
Intangible assets, net	3,865,000			26,624,439
Cost of financing, as a reduction to additional paid-in capital	13,335,000	91,859,481
Aggregate legal fees and other transaction costs incurred and capitalized in the cost of intangible asset	1,414,371			¥ 9,743,037
Aggregate legal fees and other transaction costs paid	$ 150,000	¥ 1,054,658
Popeyes China | PLK
Popeyes Transaction
Number of ordinary shares issued (in shares) | shares	1,146,657	1,146,657
Popeyes China | Holdings IV
Popeyes Transaction
Equity interest acquired from related party (in percent)	90.00%			90.00%
Number of ordinary shares issued (in shares) | shares	10,319,917	10,319,917
Ratio of additional number of shares to be issued as annual deferred contingent consideration	90.00%	90.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration	90.00%	90.00%
Popeyes China | PLK
Popeyes Transaction
Equity interest acquired from related party (in percent)	10.00%			10.00%
Ratio of additional number of shares to be issued as annual deferred contingent consideration	10.00%	10.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration	10.00%	10.00%